JPMorgan Growth Advantage Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Automobiles — 3.2%
Tesla, Inc. *	2,081	431,678
Beverages — 0.6%
Constellation Brands, Inc., Class A (a)	365	82,456
Biotechnology — 4.6%
Alnylam Pharmaceuticals, Inc. *	524	105,038
Amgen, Inc.	345	83,313
Exact Sciences Corp. * (a)	1,615	109,523
Natera, Inc. *	1,041	57,769
Regeneron Pharmaceuticals, Inc. *	326	267,818
		623,461
Broadline Retail — 5.3%
Amazon.com, Inc. *	7,065	729,718
Building Products — 1.5%
Trane Technologies plc	1,137	209,243
Capital Markets — 3.2%
Blackstone, Inc.	1,671	146,767
Morgan Stanley	1,574	138,233
S&P Global, Inc.	433	149,200
		434,200
Commercial Services & Supplies — 1.4%
Copart, Inc. *	2,483	186,717
Communications Equipment — 0.5%
Arista Networks, Inc. *	393	65,950
Construction & Engineering — 2.4%
AECOM	895	75,503
Quanta Services, Inc.	1,526	254,220
		329,723
Electrical Equipment — 2.0%
AMETEK, Inc.	1,087	158,039
Hubbell, Inc.	485	118,013
		276,052
Electronic Equipment, Instruments & Components — 1.8%
Jabil, Inc.	907	79,963
Keysight Technologies, Inc. *	404	65,258
Zebra Technologies Corp., Class A *	313	99,625
		244,846
Energy Equipment & Services — 0.5%
TechnipFMC plc (United Kingdom) *	5,156	70,377
Financial Services — 3.5%
Mastercard, Inc., Class A	1,324	481,026

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — 1.3%
Old Dominion Freight Line, Inc.	205	69,823
Uber Technologies, Inc. *	3,327	105,465
		175,288
Health Care Equipment & Supplies — 3.8%
Cooper Cos., Inc. (The)	346	129,003
Dexcom, Inc. *	1,107	128,624
Insulet Corp. *	326	103,989
Intuitive Surgical, Inc. *	642	164,118
		525,734
Health Care Providers & Services — 1.8%
UnitedHealth Group, Inc.	533	251,997
Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc. *	57	151,460
Hilton Worldwide Holdings, Inc.	1,011	142,358
		293,818
Household Durables — 0.6%
Garmin Ltd.	747	75,429
Insurance — 1.2%
Progressive Corp. (The)	1,184	169,435
Interactive Media & Services — 5.3%
Alphabet, Inc., Class C *	5,380	559,566
Meta Platforms, Inc., Class A *	763	161,640
		721,206
IT Services — 1.0%
Globant SA *	84	13,677
MongoDB, Inc. *	503	117,344
		131,021
Life Sciences Tools & Services — 1.7%
Mettler-Toledo International, Inc. *	51	77,885
Thermo Fisher Scientific, Inc.	273	157,677
		235,562
Machinery — 2.5%
Deere & Co.	392	161,856
Ingersoll Rand, Inc.	2,048	119,115
Toro Co. (The)	575	63,944
		344,915
Media — 0.9%
Trade Desk, Inc. (The), Class A *	2,023	123,255
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	2,271	92,892

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 2.1%
Cheniere Energy, Inc.	742	116,924
EOG Resources, Inc.	1,440	165,077
		282,001
Personal Care Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	423	104,165
Pharmaceuticals — 1.4%
Eli Lilly & Co.	280	96,256
Royalty Pharma plc, Class A	2,583	93,074
		189,330
Professional Services — 0.6%
Equifax, Inc.	414	83,980
Semiconductors & Semiconductor Equipment — 9.7%
Advanced Micro Devices, Inc. *	1,795	175,904
Entegris, Inc. (a)	973	79,759
Lam Research Corp.	199	105,239
Marvell Technology, Inc.	1,648	71,344
NVIDIA Corp.	2,055	570,853
QUALCOMM, Inc.	1,188	151,627
SolarEdge Technologies, Inc. *	412	125,248
Wolfspeed, Inc. * (a)	645	41,924
		1,321,898
Software — 18.1%
Cadence Design Systems, Inc. *	386	81,053
Confluent, Inc., Class A * (a)	3,458	83,232
Crowdstrike Holdings, Inc., Class A *	537	73,715
HashiCorp, Inc., Class A *	1,736	50,861
HubSpot, Inc. *	252	107,943
Intuit, Inc.	550	245,058
Microsoft Corp.	3,960	1,141,779
Oracle Corp.	847	78,675
Palo Alto Networks, Inc. *	1,030	205,629
ServiceNow, Inc. *	329	152,909
Synopsys, Inc. *	200	77,238
Workday, Inc., Class A *	461	95,308
Zoom Video Communications, Inc., Class A *	1,058	78,121
		2,471,521
Specialty Retail — 3.1%
Burlington Stores, Inc. *	532	107,499
Lowe's Cos., Inc.	539	107,719
Ross Stores, Inc.	960	101,948
Tractor Supply Co.	471	110,665
		427,831
Technology Hardware, Storage & Peripherals — 8.7%
Apple, Inc.	7,218	1,190,245

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	1,026	125,846
Total Common Stocks (Cost $8,385,055)		13,502,816
Short-Term Investments — 1.9%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (b) (c) (Cost $195,525)	195,473	195,532
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (b) (c)	57,193	57,205
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (c)	9,420	9,420
Total Investment of Cash Collateral from Securities Loaned (Cost $66,642)		66,625
Total Short-Term Investments (Cost $262,167)		262,157
Total Investments — 100.7% (Cost $8,647,222)		13,764,973
Liabilities in Excess of Other Assets — (0.7)%		(96,746)
NET ASSETS — 100.0%		13,668,227

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2023. The total value of securities on loan at March 31, 2023 is $66,186.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,764,973	$—	$—	$13,764,973

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$269,734	$2,521,993	$2,596,205	$18	$(8)	$195,532	195,473	$4,225	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	101,108	418,200	462,126	39	(16)	57,205	57,193	1,160	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	12,601	199,747	202,928	—	—	9,420	9,420	187	—
Total	$383,443	$3,139,940	$3,261,259	$57	$(24)	$262,157		$5,572	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.